Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2020
Prepaid Expense And Other Assets [Abstract]
Schedule of Prepayments and Other Current Assets

The prepayments and other current assets consist of the following:

	As of December 31,
	2019	2020
	US$	US$
Prepayments for products procurement (a)	11,445,152	2,902,347
Prepayments for service procurement (b)	2,102,793	210,863
Prepaid online platform promotion fees (c)	1,131,082	644,564
Deposits (d)	1,531,033	1,350,613
Loan deposits (Note 16)	430,034	—
Value-added tax (“VAT”) recoverable (e)	2,354,309	2,761,299
Employee advances (f)	85,495	13,676
Rental prepayments	107,521	278,364
Sales return assets	1,802,499	463,361
Others (g)	376,344	575,151
Total	21,366,262	9,200,238

(a)Prepayments for products procurement represent cash prepaid to the Group’s third party brand partners for the procurement of products.

(b)Prepayments for service procurement represent cash prepaid to the Group’s third party suppliers for the procurement of services in connection with the Group’s service revenue.  These services have not been rendered and will be provided within one year from the respective balance sheet dates.

(c)Prepaid promotion fees represent prepayments made to online platforms for future services to promote the Group’s products through online advertising. Such online platforms charge monthly expenses based on activities during the month, and once confirmed by the Group, the monthly expenses will be deducted from the prepayments made by the Group.

(d)Deposits mainly consists security deposits to list the Group’s products in the third party online platforms, and to secure timely supplies from the Group’s future purchases.

(e)Value-added tax recoverable represented the balances that the Group can utilize to deduct its value-added tax liabilities within the next 12 months.

(f)As of December 31, 2019 and 2020, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.

(g)Others mainly represent prepayments made by the Group to certain of its logistic and other service providers.